PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 17,639,745	$ 17,639,745
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,639,745	17,639,745	$ 17,639,773
Plant and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	259,256,365	220,534,872
Machinery, equipment and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	952,119,670	948,654,197
Machinery, equipment and spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,800,675,045	1,823,787,588	1,799,332,977
Machinery, equipment and spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(848,555,375)	(875,133,391)	(827,472,084)
Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,353,530	21,315,258
Transportation and load vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	238,736,870	232,267,256	227,801,645
Transportation and load vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(215,383,340)	(210,951,998)	(208,201,983)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,366,724	1,305,072
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	27,796,686	63,129,600	62,844,620
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(26,429,962)	(61,824,528)	(61,318,214)
Fields and quarries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	102,756,125	103,551,105
Fields and quarries | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	469,021,707	451,141,029	429,317,486
Fields and quarries | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(366,265,582)	(347,589,924)	(332,614,860)
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,476,773	1,659,953
Tools | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,370,368	13,622,620	13,101,859
Tools | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(6,893,595)	(11,962,667)	(11,313,036)
Construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,560,217	72,124,779
Construction in process | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,560,217	$ 72,124,779	$ 45,726,846